Cover	Jun. 10, 2023
Cover [Abstract]
Entity Registrant Name	Nate’s Food Co.
Entity Central Index Key	0001409446
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 10, 2023
Entity Incorporation State Country Code	CO
Entity File Number	000-52831
Entity Tax Identification Number	46-3403755
Entity Address Address Line 1	15151 Springdale
Entity Address City Or Town	Huntington Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92649
City Area Code	949
Local Phone Number	381-1834
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false